UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21752
                                                     ---------

                            Mezzacappa Partners, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          630 Fifth Avenue, Suite 2600
                            New York, New York 10111
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Christopher S. Nagle
                          c/o Mezzacappa Investors, LLC
                          630 Fifth Avenue, Suite 2600
                            New York, New York 10111
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 332-2000
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

MEZZACAPPA PARTNERS, LLC.
FINANCIAL STATEMENTS
FOR THE YEAR ENDED
MARCH 31, 2007

MEZZACAPPA PARTNERS, LLC.
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------


FINANCIAL STATEMENTS                                                       PAGE

Report of Independent Registered Public Accounting Firm....................    1

Schedule of Investments ...................................................    2

Statement of Assets and Liabilities........................................    4

Statement of Operations....................................................    5

Statements of Changes in Members' Capital..................................    6

Statement of Cash Flows....................................................    7

Notes to Financial Statements..............................................    8

Managers and Officers of the fund (unaudited)..............................   17

Other Information (unaudited)..............................................   19

[GRAPHIC OMITTED]
ABA
ESTABLISHED 1923


ANCHIN, BLOCK & ANCHIN LLP
Accountants and Consultants

1375 Broadway
New York, NY 10018
(212) 840-3456 FAX (212) 840-7066


             Report of Independent Registered Public Accounting Firm



To the Board of Managers and
Members of Mezzacappa Partners, LLC


We have audited the accompanying statement of assets and liabilities including the schedule of investments, of Mezzacappa Partners, LLC as of March 31, 2007 and the related statements of operations, and cash flows for the year then ended and changes in members' capital for the year then ended and the period from July 1, 2005 (Commencement of Operations) to March 31, 2006. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2007, by correspondence with the custodian and portfolio funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above, present fairly, in all material respects, the financial position of Mezzacappa Partners, LLC as of March 31, 2007, the results of its operations, and cash flows for the year then ended and changes in its members' capital for the year then ended and the period from July 1, 2005 (Commencement of Operations) to March 31, 2006 in conformity with U.S. generally accepted accounting principles.


                                                      ANCHIN, BLOCK & ANCHIN LLP

New York, New York
May 25, 2007

MEZZACAPPA PARTNERS, LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

 INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS IN PORTFOLIO FUNDS

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

LONG/SHORT EQUITY           65.78%
EVENT DRIVEN                19.16%
MACRO                       15.06%


                                                                                                       % OF
                                                                                                        MEMBERS'
PORTFOLIO FUNDS                                                     COST               VALUE            CAPITAL*      LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Atticus European, L.P.                                           $ 1,950,000        $ 2,659,049          5.23%        Annually
Barrington Companies Equity Partners, L.P.                         2,875,000          3,562,963          7.00%        Quarterly
Diamond Hill Investment Partners II, L.P.                            950,000            932,223          1.83%        Monthly
ECF Value Fund II, L.P.                                            2,150,000          2,622,766          5.15%        Quarterly
Eminence Partners, L.P.                                            2,850,000          3,396,894          6.67%        Semi-annually
Global Undervalued Securities Fund (QP), L.P.                      3,650,000          4,020,600          7.90%        Quarterly
Harbor International Fund                                          2,168,971          2,530,807          4.97%        Daily
Kinetics Paradigm Fund                                               504,250            585,856          1.15%        Daily
Prism Partners QP, L.P.                                            2,300,000          2,792,216          5.49%        Monthly
Seminole Capital Partners, L.P.                                    2,740,000          3,264,518          6.41%        Quarterly
SR Global Fund, L.P.                                               2,200,000          2,492,066          4.91%        Monthly
SR Phoenicia, L.P.                                                 1,900,000          2,376,636          4.67%        Quarterly
Third Avenue International Value Fund                              1,804,630          1,894,840          3.72%        Daily
                                                           ------------------ ------------------  -------------
   TOTAL LONG/SHORT EQUITY                                        28,042,851         33,131,434         65.10%
                                                           ------------------ ------------------  -------------

EVENT DRIVEN:
Contrarian Capital Fund I, L.P.                                    3,350,000          3,719,276          7.31%        Annually
Schroder Credit Renaissance Fund, L.P.                             1,100,000          1,284,095          2.52%        Quarterly
Spinnaker Global Opportunity Fund, Ltd.                            1,250,000          1,711,438          3.37%        Annually
Spinnaker Global Strategic Fund, Ltd.                                500,000            553,897          1.09%        Triennially
Strategic Value Restructuring Fund, L.P.                           2,250,000          2,383,892          4.68%        Quarterly
                                                           ------------------ ------------------  -------------
   TOTAL EVENT DRIVEN                                              8,450,000          9,652,598         18.97%
                                                           ------------------ ------------------  -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
--------------------------------------------------------------------------------


                                                                                                       % OF
                                                                                                        MEMBERS'
PORTFOLIO FUNDS                                                     COST               VALUE            CAPITAL*      LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
MACRO:
Blenheim Fund, L.P.                                              $ 1,350,000        $ 1,640,154          3.22%        Monthly
Drawbridge Global Macro Fund, L.P.                                 1,450,000          1,533,711          3.01%        Quarterly
NWI Explorer Global Macro Fund, L.P.                               2,400,000          2,424,492          4.76%        Quarterly
Wexford Spectrum Fund I, L.P.                                      1,500,000          1,986,272          3.90%        Quarterly
                                                                 -----------        -----------         -----
TOTAL MACRO                                                        6,700,000          7,584,629         14.89%
                                                                 -----------        -----------         -----


TOTAL PORTFOLIO FUNDS                                            $43,192,851        $50,368,661         98.96%
                                                                 ===========        ===========         =====

*   Percentages are based on Members' Capital as of March 31, 2007.

**  Investments are generally issued in private placement transactions and as such are restricted as to resale.  Available frequency of redemptions after expiration of lock-up provisions, where applicable, which range from zero to two years.

The aggregate cost of investments in Portfolio Funds for federal income tax purposes was $43,192,851. Net unrealized appreciation on investments for tax purposes was $7,175,810 consisting of $7,193,588 of gross unrealized appreciation and $(17,778) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.96% of Members' Capital, have been valued in accordance with procedures established by the Board of Managers, as described in Note 2.B. to these financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007
--------------------------------------------------------------------------------


ASSETS
Investments in Portfolio Funds, at value                                        $50,368,661
Cash                                                                                956,331
Receivable for Portfolio Funds sold                                                 474,142
Other assets                                                                         71,372
                                                                                -----------
       TOTAL ASSETS                                                              51,870,506
                                                                                -----------

LIABILITIES
Prepaid capital contributions                                                       447,089
Management fees payable                                                             293,392
Professional fees payable                                                            68,251
Accounting and administration fees payable                                           61,410
Servicing fees payable                                                               56,681
Due to Member for Interest repurchased                                               20,902
Custodian fees payable                                                                4,184
Accrued other expenses                                                               21,522
                                                                                -----------
       TOTAL LIABILITIES                                                            973,431
                                                                                -----------

             MEMBERS' CAPITAL                                                   $50,897,075
                                                                                ===========

MEMBERS' CAPITAL
Represented by:
Capital contributions, net of repurchases                                       $43,957,072
Accumulated net investment loss                                                  (1,421,952)
Accumulated net realized gain on Portfolio Funds                                  1,186,145
Accumulated net unrealized appreciation on investments in Portfolio Funds         7,175,810
                                                                                -----------
             MEMBERS' CAPITAL                                                   $50,897,075
                                                                                ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                                                                   $  407,144
    Interest                                                                        53,521
                                                                                ----------
       TOTAL INVESTMENT INCOME                                                     460,665
                                                                                ----------

EXPENSES:
    Management fees                                                                666,968
    Accounting and administration fees                                             173,426
    Servicing fees                                                                 206,358
    Professional fees                                                              111,800
    Board of Managers' fees                                                         90,000
    Compliance consulting fees                                                      32,250
    Insurance fees                                                                  25,367
    Custodian fees                                                                  13,696
    Interest expense                                                                 9,275
    Other expenses                                                                  34,031
                                                                                ----------
       TOTAL EXPENSES                                                            1,363,171
       Reimbursement from Investment Manager                                        (2,616)
       Servicing fees waived                                                       (37,604)
                                                                                ----------
       NET EXPENSES                                                              1,322,951
                                                                                ----------
NET INVESTMENT LOSS                                                               (862,286)
                                                                                ----------

REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS:
       Net realized gain on Portfolio Funds                                      1,003,854
       Net change in unrealized appreciation on investments in Portfolio Funds   3,884,822
                                                                                ----------

       NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                       4,888,676
                                                                                ----------

       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES      $4,026,390
                                                                                ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
FOR THE YEAR ENDED MARCH 31, 2007
AND THE PERIOD JULY 1, 2005 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2006
--------------------------------------------------------------------------------


                                                                                                  FOR THE PERIOD
                                                                                                   JULY 1, 2005
                                                                                                 (COMMENCEMENT OF
                                                                      FOR THE YEAR ENDED          OPERATIONS) TO
                                                                        MARCH 31, 2007            MARCH 31, 2006
                                                                      -------------------        ----------------
FROM INVESTMENT ACTIVITIES
       Net investment loss                                                $ (862,286)                $ (559,666)
       Net realized gain on Portfolio Funds                                1,003,854                    182,291
       Net change in unrealized appreciation on investments
       in Portfolio Funds                                                  3,884,822                  3,290,988
                                                                        -------------             -------------

       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
       INVESTMENT ACTIVITIES                                               4,026,390                  2,913,613
                                                                        -------------             -------------

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                              14,188,531                 29,139,443
       In-kind contribution (Note 1)                                              --                  3,000,000
       Cost of Interest repurchased                                       (2,370,902)                        --
                                                                        -------------             -------------
       NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM
          CAPITAL TRANSACTIONS                                            11,817,629                 32,139,443
                                                                        -------------             -------------

TOTAL INCREASE IN MEMBERS' CAPITAL                                        15,844,019                 35,053,056
MEMBERS' CAPITAL, BEGINNING OF PERIOD                                     35,053,056                         --
                                                                        -------------             -------------
MEMBERS' CAPITAL, END OF PERIOD                                         $ 50,897,075               $ 35,053,056
                                                                        =============             =============

ACCUMULATED NET INVESTMENT LOSS                                         $ (1,421,952)                $ (559,666)
                                                                        =============             =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
STATEMENTS OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


CASH FLOWS USED IN OPERATING ACTIVITIES
  Net Increase in Members' Capital Derived From Investment Activities           $  4,026,390
   Adjustments to reconcile Net Increase in Members' Capital Derived from Investment Activities to net cash used in operating activities:
    Purchases of Portfolio Funds                                                 (24,490,000)
    Proceeds from Portfolio Funds sold                                            12,021,244
    Reinvestment of dividends from mutual funds                                     (407,144)
    Net realized gain on Portfolio Funds                                          (1,003,854)
    Net change in unrealized appreciation on investments in Portfolio Funds       (3,884,822)
    Decrease in Portfolio Funds investments made in advance                        3,790,000
    Decrease in receivable for Portfolio Fund sold                                   567,939
    Decrease in receivable from Investment Manager                                    95,070
    Decrease in other assets                                                          31,225
    Decrease in organization and offering expenses payable                          (100,000)
    Increase in management fees payable                                              201,902
    Decrease in professional fees payable                                            (12,433)
    Decrease in accounting and administration fees payable                            (5,077)
    Decrease in servicing fees payable                                               (37,874)
    Decrease in Board of Managers' fees payable                                      (15,000)
    Increase in custodian fees payable                                                 1,004
    Increase in accrued other expenses                                                18,038
                                                                                -------------
      Net cash used in Operating Activities                                       (9,203,392)
                                                                                -------------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Proceeds from Member Interests sold                                               11,916,834
Cost of Interests repurchased                                                     (2,350,000)
Proceeds from bank loans                                                           5,100,000
Repayments of bank loans                                                          (5,100,000)
                                                                                -------------
      Net cash provided by Financing Activities                                    9,566,834
                                                                                -------------

      NET INCREASE IN CASH                                                           363,442
       Cash at beginning of year                                                     592,889
                                                                                -------------
       Cash at end of year                                                      $    956,331
                                                                                =============

SUPPLEMENTARY DISCLOSURE CASH FLOW INFORMATION:
   Cash paid during the year for interest                                       $      9,275
                                                                                =============
SUPPLEMENTARY DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
   Capital contributions prepaid in prior year                                  $  2,718,786
                                                                                =============
   Payable incurred for repurchase of Members' Interest                         $     20,902
                                                                                =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

1.       ORGANIZATION

  Mezzacappa Partners, LLC (the "Fund") is a limited liability company that was formed on April 5, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-ended, non-diversified management investment company. The Fund commenced operations on July 1, 2005.

  The Fund privately offers and sells its interests in large minimum denominations primarily to high net worth individuals and institutional investors (each such investor, a "Member") and restricts transferability of the interests (or portions of the interests).

  The Fund's investment objective is to generate capital appreciation over a several year period with lower volatility than the broad equity markets. The Fund seeks to accomplish this objective by allocating its assets among a diverse group of selected portfolio funds ("Portfolio Funds") managed by third-party investment advisers ("Portfolio Managers") who employ a variety of alternative investment strategies. The Portfolio Managers may invest in a wide range of securities, financial instruments and markets in accordance with the investment objective of each Portfolio Fund.

  The Board of Managers of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. Three quarters of the Board are persons who are independent (the "Independent Managers"), with respect to the Fund. The Independent Managers are each paid by the Fund an annual retainer of $20,000 plus $2,500 per meeting attended plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board of Managers, and any committees thereof, and other services they may provide to the Fund.

  Mezzacappa Investors, LLC (the "Investment Manager"), a limited liability company formed under the laws of the State of Delaware on November 13, 1998, whose managing member is a member of the Board, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, (the "1940 Act"), and serves as the Investment Manager of the Fund subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of the investment management agreement with the Fund.

  Effective July 1, 2005, the Fund received initial capital contribution of $3,000,000 of assets transferred in-kind from the Investment Manager.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007
--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

  The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of the significant accounting policies followed by the
  Fund:

A.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

B.   VALUATION

     In determining its Members' capital, the Fund will value its investments as of the last day of each month. The net asset value of the Fund equals the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The net asset value of any Member's interest on any date is equal to that Member's capital account balance, after giving effect to all allocations that are made as of that date.

     Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, in accordance with procedures approved by the Board. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from any Portfolio Fund if the Fund's interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

     Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.   INCOME RECOGNITION AND EXPENSES

     Interest income and expenses are recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolio Funds in which the Fund invests generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities.

     Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

     Distributions from Portfolio Funds are classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from a Portfolio Fund are not available, such distribution is classified as investment income.

     The Fund bears its own expenses, including, but not limited to: taxes; organizational, registration, offering and investment-related expenses; administrative fees and expenses; legal expenses; internal and external accounting, audit and tax preparation expenses; travel-related expenses of the Independent Managers; costs of insurance; and other expenses associated with the operation of the Fund as may be approved by the Board.

     Amounts shown as expenses in the statement of operations and financial highlights include only those expenses charged directly to the Fund and do not reflect management fess, advisory fees, brokerage commissions and other fees and expenses incurred by the funds in which the Fund invested. Theses amounts are included in realized and unrealized gain (loss) on investments in funds in the statement of operations.

D.   INCOME TAXES

     The Fund is treated as a partnership for federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements. Certain dividends and interest directly or indirectly received by the Fund from sources outside the U.S. may be subject to non-U.S. withholding taxes.

     In addition, the Fund or a Portfolio Fund may be subject to non-U.S. capital gains taxes to the extent they purchase and sell securities of non-U.S. issuers. Tax treaties between certain countries and the United States may reduce or eliminate such non-U.S. taxes. The Fund cannot predict in advance the rate of non-U.S. tax it will directly or indirectly pay, as the amount of the Fund's assets to be invested in various countries is not known at this time.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.   CASH AND CASH EQUIVALENTS

     The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximate fair value. Cash includes amounts held in an interest bearing overnight account. At March 31, 2007, the Fund held $956,331 in an interest bearing cash account at PNC Bank, N.A.

3.   INVESTMENTS IN PORTFOLIO FUNDS

The Fund has the ability to make contributions or liquidate its investments in Portfolio Funds periodically, ranging from daily to annually, depending on the provisions of the respective Portfolio Fund's governing agreements. Investment advisers of the Portfolio Funds generally receive fees for their services, which include management fees based upon the net asset value of the Fund's investment, as well as incentive fees or allocations based upon profits earned by the Fund. These fees are deducted directly from the Fund's balance in the Portfolio Funds in accordance with each Portfolio Fund's governing agreement. During the year ended March 31, 2007, fees for these services ranged from 1.0% to 2.0% annually for management fees and up to 25% (generally 20%) for incentive fees and allocations. While certain of the underlying Portfolio Funds are formed in countries other than the United States, they invest principally in United States equity securities.

A.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Fund investments is limited to the value of these investments reported by the Portfolio Fund.

B.   CONCENTRATION OF RISK

     The Fund invests primarily in Portfolio Funds that generally will not be registered as investment companies under the 1940 Act. The Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. Although the Investment Manager receives information from each Portfolio Fund regarding its investment performance and investment strategy, the Investment Manager may have little or no means of independently verifying this information. Portfolio Funds may use proprietary investment strategies that are not fully disclosed to the Investment Manager and that may involve risks under some market conditions that are not anticipated by the Investment Manager. The performance of the Fund depends on the success of the Investment Manager in selecting Portfolio Funds for investment by the Fund and the allocation and reallocation of Fund assets among those Portfolio Funds. Past results of Portfolio Managers selected by the Investment Manager are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007
--------------------------------------------------------------------------------

3.   INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)

C.   INDEMNIFICATIONS

     In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

4.   MEMBERS' CAPITAL ACCOUNTS

A separate capital account is maintained for each Member of the Fund (an "Interest"). At the end of each fiscal period, any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective investment percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution is treated as a separate capital account for purposes of such allocation.

A.   CONTRIBUTIONS

     Each Member must subscribe for a minimum initial investment in the Fund of $100,000. Additional investments in the Fund must be made in minimum amounts of $50,000. All contributions are subject to sole discretion of the Board to accept lesser amounts. The Board may, in its discretion and subject to applicable law, cause the Fund to repurchase the entire Interest of the Member if the Member's capital account balance in the Fund, as a result of repurchase or transfer requests by the Member, would be reduced to less than $50,000. The Board, on behalf of the Fund, may accept subscriptions for Interests effective as of the first day of each month.

B.   ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

     At the end of each fiscal period of the Fund ("Fiscal Period"), any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective investment percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution shall be treated as a separate capital account for purposes of such allocation. A Fiscal Period is generally a calendar month, subject to adjustment as provided in the Operating Agreement (e.g., in the case of a capital contribution or repurchase of an Interest on a date other than the last day of a calendar month). The investment percentage for each Member is determined by dividing the balance of such Member's capital account as of the beginning of the Fiscal Period by the total capital of the Fund.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007
--------------------------------------------------------------------------------

4.   MEMBERS' CAPITAL ACCOUNTS (CONTINUED)

B.   ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

     Net profit refers to the increase in the value of the Fund's net assets, including unrealized gains, from the beginning of each Fiscal Period to the end of such Fiscal Period (excluding any item to be allocated among the capital accounts of the Members on a basis other than their investment percentage). Net loss refers to the decrease in the value of the Fund's net assets, including unrealized losses, from the beginning of each Fiscal Period to the end of such Fiscal Period (excluding any item to be allocated among the capital accounts of the Members on a basis other than their Investment Percentage). In determining the amount of net profit or net loss, the net assets of the Fund as of the end of the Fiscal Period shall be reduced by the management fee applicable to such period.

C.   REPURCHASE OF MEMBERS' INTERESTS

     No Member has the right to require the Fund to redeem its Interest in the Fund. The Fund may from time to time offer to repurchase Interests (or portions thereof) pursuant to written tenders by the members, and each such repurchase offer will generally apply to up to 25% of the net assets of the Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Interests (or portions thereof), the Board will consider the recommendation of the Investment Manager as to the timing of such an offer, as well as variety of operational business and economic factors.

     The Investment Manager expects to recommend to the Board that the Fund offer to repurchase Interests (or portions thereof) from Members semi-annually, on June 30 and December 31 (or if any such date is not a business day, on the immediately preceding business day). Effective
     December 31, 2006, the Fund redeemed Members' Interests in the amount of $2,370,902. It is currently anticipated that the Fund will not offer to repurchase any additional Interests until June 30, 2007.

D.   DISTRIBUTION POLICY

     The Fund has no present intention of making periodic distributions of its net investment income of capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

5.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager provides certain management and administration services to the Fund. In consideration for such management services, the Fund pays the Investment Manager a monthly management fee (the "Management Fee") of 0.125% (1.50% on an annualized basis) of the aggregate value of its outstanding Interests determined as of the last day of each month. These fees were reduced to 1.25% (on an annualized basis) beginning February 2007.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007
--------------------------------------------------------------------------------

5.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The Fund pays a monthly fee to the Investment Manager for services provided for ongoing investor services and account maintenance services to investors in the Fund that are its customers ("Investor Service Provider"). This fee will be in an amount equal to 0.45% (on an annualized basis) of the average monthly aggregate value of outstanding Interests held by investors that receive services determined as of the last day of the calendar month (before any repurchases of Interests). Beginning February 1, 2007, the Investment Manager has eliminated this fee.

The Investment Manager has voluntarily agreed, for the twelve (12) month period following the first offering closing date (the "Initial Closing Date"), to reimburse the Fund, to the extent necessary, to ensure that the Fund's annualized ordinary operating expenses do not exceed 3.00% (the "Voluntary Expense Reimbursement").

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Fund's Board, PFPC Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the Administration Agreement between PFPC and the Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee, ranging from .075% to .050% (on an annualized basis) of the Fund's month end net asset value, for services rendered.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services to the Fund. For its services, the Fund pays the Custodian a monthly fee computed at an annualized rate of .005% of the Fund's average gross assets plus other nominal fixed and transaction fees.

6.   PORTFOLIO FUND TRANSACTIONS

As of March 31, 2007, the Fund had investments in Portfolio Funds, none of which were related parties. Aggregate purchases of Portfolio Funds amounted to $24,897,144 and proceeds on sales of Portfolio Funds amounted to $12,021,244 for the year ended March 31, 2007.

7.   LOAN

During the year, the Fund obtained loans from Bank of America, N.A. As of March 31, 2007, all loans have been repaid.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007
--------------------------------------------------------------------------------

8.   FINANCIAL HIGHLIGHT INFORMATION

The financial highlights are intended to help you understand the Fund's financial performance for the period. The total return in the table represents the rate that a Member would have earned or lost on an investment in the Fund. Total return amounts are calculated by geometrically linking returns based on the change in value during each Fiscal Period. The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Members' Capital. The ratios do not reflect the Fund's proportionate share of income and expenses from Portfolio Funds.


                                                             For the                  Period from
                                                            year ended            July 1, 2005 (1) to
                                                          March 31, 2007             March 31, 2006
                                                          --------------          --------------------
     Ratios to Average Members' Capital:
     Operating expenses (3)                                      3.03%                    3.98% (4)
     Expense reimbursement and waiver                           (0.09)%                  (0.88)% (4)
                                                          --------------          --------------------
     Net Expenses (3) (6)                                        2.94%                    3.12% (4)
     Net investment loss (3)                                    (1.92)%                  (2.69)%
     Total return (2) (3)                                        8.31%                   10.48%(5)
     Portfolio Turnover                                         27.44%                   30.99%(5)
     Members' Capital, end of period (`000's)                 $50,897                  $35,053

         (1)  Commencement of Operations.
         (2)  Total return  assumes a purchase of an interest in the Fund at the beginning of the year and a sale of the Fund interest on the last day of the year noted.
         (3)  The  expense  ratio,  the net  investment  loss  ratio and the total  return  ratios are calculated  for the Members  taken as a whole.  The  computation  of the above ratios is based on the amount of expense and  incentive  fee  assessed to an  individual  Member's capital  account  and may  vary  from  these  ratios  based  on the  timing  of  capital transactions.
         (4)  Annualized.
         (5)  Not Annualized.
         (6)  Does not include expenses of Portfolio Funds.

9.   NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 "Accounting for Uncertainty in Income Taxes ("FIN 48"). This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more likely than not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

MEZZACAPPA PARTNERS, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2007
--------------------------------------------------------------------------------

9.   NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, "Fair Value Measurements" ("Statement 157"). This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Statement 157 applies to fair value measurements already required or permitted by existing standards. Statement 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At this time, management is evaluating the implications of Statement 157 and its impact on the financial statements has not yet been determined.

MEZZACAPPA PARTNERS, LLC
MANAGERS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the general supervision of the Board in accordance with the laws of the State of Delaware and the Fund's Operating Agreement. Information pertaining to the managers and officers of the Fund is set forth below. Managers who are deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as "Interested Managers." Managers who are not deemed to be "interested persons" of the Fund are referred to as "Independent Managers."


                                                                                         Number of
                                                                                       Portfolios in
                                                                                           Fund
                             Position(s)    Term of Office(1)   Principal                 Complex(2)          Other
Name                          Held with       and Length of     Occupation(s)            Overseen by    Directorships Held
Year of Birth ("YOB")          Company         Time Served      During Past 5 Years    Manager/Officer      by Manager
--------------------------- -------------- ------------------- ---------------------- ---------------- --------------------
INTERESTED MANAGER
Damon Mezzacappa(3)          Manager and    Since inception    Managing Member of           Two         Director of
YOB: 1936                     President                        Mezzacappa                               Mezzacappa
                                                               Investors, LLC                           Long/Short Fund,
                                                               (alternative asset                       LLC
                                                               management firm).

INDEPENDENT MANAGERS
Hans C. Mautner              Chairman of    Since inception    President,                   Two         Director of
YOB: 1937                   the Board of                       International                            Mezzacappa
                              Managers                         Division of Simon                        Long/Short Fund,
                                                               Property Group, Inc.                     LLC; Director of a
                                                               (real estate                             number of Dreyfus
                                                               development),                            Funds; Director of
                                                               Chairman, Simon                          Capital &
                                                               Global Limited.                          Regional, plc

David Feldman               Manager         Since July 2006    Former Chairman and          Two         Director of
YOB:1939                                                       CEO of AT&T's                            Mezzacappa
                                                               Investment                               Long/Short Fund,
                                                               Management                               LLC;  Director of
                                                               Corporation;                             a number of
                                                               Ex-officio member                        Dreyfus Funds;
                                                               and former Chairman                      Director of a
                                                               of the NYSE's                            number of BBH
                                                               Pension Managers                         Funds; Director of
                                                               Advisory Committee.                      QMed Inc.;
                                                                                                        Director of
                                                                                                        Jeffrey Company, a
                                                                                                        family trust.

                                       17

MEZZACAPPA PARTNERS, LLC
MANAGERS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                                                         Number of
                                                                                       Portfolios in
                                                                                           Fund
                             Position(s)    Term of Office(1)   Principal                 Complex(2)          Other
Name                          Held with       and Length of     Occupation(s)            Overseen by    Directorships Held
Year of Birth ("YOB")          Company         Time Served      During Past 5 Years    Manager/Officer      by Manager
--------------------------- -------------- ------------------- ---------------------- ---------------- --------------------
Independent Managers (continued)
Jeremy Sillem               Manager         Since inception    Managing Partner,             Two        Director of
YOB: 1950                                                      Spencer House                            Mezzacappa
                                                               Partners, LLP; prior                     Long/Short Fund,
                                                               thereto Chairman,                        LLC; Director of
                                                               Bear Stearns                             World Trust Fund;
                                                               International Limited                    Director of
                                                               (investment banking                      Spencer House
                                                               firm); prior thereto                     Partners; Director
                                                               Co-Head, Lazard                          of RHJ
                                                               Capital Markets                          International SA;
                                                               (investment banking                      Director of
                                                               firm)                                    Harbourmaster
                                                                                                        Capital (Holdings)
                                                                                                        Limited.

Officers
Christopher S. Nagle        Secretary/      Since inception    Member and Chief              Two               None
YOB: 1959                   Treasurer/                         Financial Officer of
                            Chief                              Mezzacappa Investors,
                            Financial                          LLC (alternative
                            Officer                            asset management firm)

Salvatore Faia, JD, CPA     Chief           Since inception    President of Vigilant         Two               None
YOB: 1962                   Compliance                         Compliance Services;
                            Officer                            prior thereto Senior
                                                               Legal Counsel, PFPC,
                                                               Inc.; Chief Legal
                                                               Counsel, Corviant
                                                               Corporation; Partner,
                                                               Pepper Hamilton, LLC

(1) Term of office of each Manager and Officer is indefinite.
(2) The "Fund Complex"  consists of the Fund and Mezzacappa  Long/Short Fund, LLC, each of which has entered into advisory agreements with the Investment Manager.
(3) Mr.  Mezzacappa  is an  "interested  person,"  as such term is defined  in the 1940 Act,  of the Fund by virtue of his affiliation with the Investment Manager.

                                       18

MEZZACAPPA PARTNERS, LLC
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Investment Manager. The
Investment Manager has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Investment Manager and its affiliates. The Fund is registered with the Securities and Exchange Commission ("SEC").

A description of the Investment Manager's Policies is available (i) without charge, upon request by calling the Fund collect at 1-212-332-2000, and (ii) on the SEC's website at WWW.SEC.GOV.

In addition, information regarding the Fund's proxy voting record will be available no later than August 31st of each year. The Fund's Form N-PX will be available no later than August 31st (i) without charge, upon request, by calling the Fund collect at 1-212-332-2000, and (ii) on the SEC's website at WWW.SEC.GOV.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

MEZZACAPPA PARTNERS, LLC
630 Fifth Avenue, Suite 2600
New York, New York 10111


BOARD OF MANAGERS
Damon Mezzacappa
Mezzacappa Investors, LLC
630 Fifth Avenue
Suite 2600
New York, NY 10111

Hans C. Mautner
Simon Global Limited
33 St. James's Square
London SW1Y 4JS
United Kingdom

David P. Feldman
3 Tall Oaks Drive
Warren, NJ 07059

Jeremy Sillem
Spencer House Partners LLP
15 St. James's Place
London
SW1A 1NP


OFFICERS
Christopher Nagle, Secretary and Treasurer
Mezzacappa Investors, LLC
630 Fifth Avenue
Suite 2600
New York, NY 10111

Salvatore Faia, JD, CPA
Vigilant Compliance Services
186 Dundee Drive
Suite 700
Williamstown, NJ 08094

INVESTMENT MANAGER
Mezzacappa Investors, LLC
630 Fifth Avenue, Suite 2600
New York, New York 10111


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018


LEGAL COUNSEL
Tannenbaum Helpern Syracuse & Hirschtritt LLP
900 Third Avenue
New York, New York 10022

ITEM 2. CODE OF ETHICS.

The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer. During the period covered by this report, there have been no amendments and no waivers granted from any provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer.

The Registrant's Code of Conduct is attached hereto.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers had determined that the registrant has at least one audit committee financial expert serving on the audit committee. The Audit Committee financial experts are Jeremy Sillem, Hans Mautner and David Feldman. Messrs. Sillem, Mautner and Feldman are independent as defined in Form N-CSR Item 3(a)(2).


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

  (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $75,000 for 2007 and $60,000 and for 2006. The fees for 2007 have been estimated and accrued by the Fund, but have not been billed or paid to date.

Audit-Related Fees
------------------

  (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.

Tax Fees
--------

  (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,000 for 2007 and $15,000 for 2006. The fees for 2007 have been estimated and accrued by the Fund, but have not been billed or paid to date.

  Tax fees include amounts related to the preparation and review of the registrant's annual tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Registrant currently does not have policies and procedures pursuant to which services are pre-approved other than by the full Audit Committee. However, the Audit Committee may implement such policies and procedures, subject to the requirement that the full Audit Committee be notified in a timely manner of each such service.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b) 0%

                  (c) 0%

                  (d) 0%

     (f) Not applicable

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

     (h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         While it is unlikely that the registrant will hold voting securities on a regular basis pursuant to its stated investment policies, the registrant may, from time to time, hold voting interests in an investment fund and may at some point vote a proxy. The Board of Managers of the registrant has adopted the proxy voting policies and procedures of the Adviser for use in connection with determining how to vote proxies related to portfolio securities, including the procedures that the registrant would use if a vote presents a conflict between the interests of the Members, on the one hand, and those of the Adviser, on the other. The Adviser has adopted as its proxy voting policies and procedures the Mezzacappa Investors, LLC Proxy Voting Policy and Procedures, which are attached hereto.


                            MEZZACAPPA INVESTORS, LLC
                      PROXY VOTING POLICIES AND PROCEDURES

I. POLICY STATEMENT

Introduction -

Mezzacappa Investors, LLC's ("MI") policies and procedures for voting proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated to address new or revised proxy voting issues.

II. GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MI will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. MI, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in
Section IV below.

III. GUIDELINES

A.       Management Proposals

1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

         - Selection or ratification of auditors.

         - Approval of financial statements, director and auditor reports.

         - Election of Directors.

         - Limiting Directors' liability and broadening indemnification of Directors.

         - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

         - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

         - Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

         - General updating/corrective amendments to the charter.

         - Elimination of cumulative voting.

         - Elimination of preemptive rights.

         - Provisions for confidential voting and independent tabulation of voting results.

         - Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

Capitalization Changes
----------------------

         - Capitalization changes that eliminate other classes of stock and voting rights.

         Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

         - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital

         - Proposals for share repurchase plans.

         - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock

         - Proposals to effect stock splits

         - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

Compensation
------------

         - Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

         - Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

         - Establishment of Employee Stock Option Plans and other employee ownership plans.

Anti-Takeover Matters
---------------------

         - Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

         - Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

         - Capitalization   changes  that  add  classes  of   stock  that  which
         substantially dilute the voting interests of existing shareholders.

         - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

         - Creation  of   "blank   check";   preferred   stock.   -  Changes  in
         capitalization by 100% or more.

         - Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

         - Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

         - Proposals to indemnify auditors.

4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

         - Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis.

         - Change-in-control   provisions  in   non-salary  compensation  plans,
         employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

         - Shareholders   rights   plans  that  allow   appropriate   offers  to
         shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

         - Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

         (1) Whether the stock option plan is incentive based;

         (2) For mature companies, should be no more than 5% of the issued capital at the time of approval;

         (3) For growth companies, should be no more than 10% of the issued capital at the time of approval.

Anti-Takeover Provisions
------------------------

         - Proposals requiring shareholder ratification of poison pills

         - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.       Shareholder Proposals

1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

         - Requiring auditors to attend the annual meeting of shareholders.

         - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

         - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

         - Confidential voting.

         - Reduction or elimination of supermajority vote requirements.

2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

         - Proposals that limit tenure of directors

         - Proposals to limit golden parachutes.

         - Proposals requiring directors to own large amounts of stock to be eligible for election.

         - Restoring cumulative voting in the election of directors.


         - Proposals   that   request  or  require    disclosure   of  executive
         compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

         - Proposals that limit retirement benefits or executive compensation.

         - Requiring shareholder approval for bylaw or charter amendments.

         - Requiring shareholder approval for shareholder rights plan or poison pill.

         - Requiring shareholder approval of golden parachutes.

         - Elimination of certain anti-takeover related provisions.

         - Prohibit payment of greenmail.

3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

         - Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

         - Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

         - Proposals  that  require  inappropriate  endorsements  or   corporate
         actions.

IV. ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.       Proxy Review Committee

1. The MI Proxy Review Committee ("Committee") is responsible for creating and implementing MI's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

(a) The Committee, which will consist of members designated by MI, is responsible for establishing MI's proxy voting policies and guidelines and determining how MI will vote proxies on an ongoing basis.

(b) The Committee will periodically review and have the authority to amend as necessary MI's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures).

(c)      Committee will meet on an as needed basis.

(d) If the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

(f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Managers of such investment company at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) The following table states the name, title and length of service of the persons employed or associated with the investment adviser who are primarily responsible for the day-to-day management of the registrant's portfolio (each a "Portfolio Manager").

--------------------------------- ------------------------------ ------------------------------- ------------------------------
                                                                                                  Business Experience Past 5
              Name                            Title                    Length of Service                     Years
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Damon Mezzacappa                  Portfolio Manager, CEO         Since inception                 Mezzacappa Management, LLC
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Lenore A. Petteruti               Portfolio Manager, Head of     5 years                         Mezzacappa Management, LLC
                                  Research and Risk Management
--------------------------------- ------------------------------ ------------------------------- ------------------------------

(a)(2) The table below describes for each Portfolio Manager listed in paragraph (a)(1) who is primarily responsible for the day-to day management of the portfolio of any other accounts that they manage and the total assets in the account for all other registered investment companies, other pooled investment vehicles and other accounts.


              -------------------- ------------------- ------------------ -------------- ----------------- ----------------
                                                                                                            Total Assets
                                                                                          No. of Accounts    in Accounts
                Name of Portfolio                                                          where Advisory   where Advisory
                  Manager or                              Total No. of                    Fee is Based on    Fee is Based
                  Team Member       Type of Accounts    Accounts Managed   Total Assets     Performance     on Performance
              -------------------- ------------------- ------------------ -------------- ----------------- ----------------
              Damon Mezzacappa     Registered                  1              $51M              0                $0
                                   Investment
                                   Companies:
              -------------------- ------------------- ------------------ -------------- ----------------- ----------------
                                   Other Pooled                4              $854M             3               $845M
                                   Investment
                                   Vehicles:
              -------------------- ------------------- ------------------ -------------- ----------------- ----------------
                                   Other Accounts:             0               $0               0                $0
              -------------------- ------------------- ------------------ -------------- ----------------- ----------------
              Lenore A. Petteruti  Registered                  1              $51M              0                $0
                                   Investment
                                   Companies:
              -------------------- ------------------- ------------------ -------------- ----------------- ----------------
                                   Other Pooled                4              $854M             3               $845M
                                   Investment
                                   Vehicles:
              -------------------- ------------------- ------------------ -------------- ----------------- ----------------
                                   Other Accounts:             0               $0               0                $0
              -------------------- ------------------- ------------------ -------------- ----------------- ----------------

         POTENTIAL CONFLICTS OF INTERESTS

         As an investment advisor and fiduciary, Mezzacappa Investors, LLC (the "Advisor") owes its clients a duty of loyalty. In recognition of the fact that conflicts of interest are inherent in the investment management business, the Advisor has adopted policies and procedures reasonably designed to identify and manage the effects of actual and potential conflicts of interest in the areas of employee personal trading, managing multiple accounts for multiple clients and allocation of investment opportunities. All employees of the Advisor are subject to these policies.

         The Advisor has adopted a Code of Ethics that is designed to detect and prevent conflicts of interest when personnel own, buy or sell securities which may be owned, bought or sold for clients through one of its vehicles. Personal securities transactions may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by a client. As a general matter, the Advisor's personnel are not permitted to engage in transactions for their personal accounts in securities that are being considered for purchase or sale by its clients or are being bought or sold by its advisory clients. The Advisor's Code of Ethics requires disclosure of all personal accounts and pre-clearance of all securities transactions involving initial public offerings and limited offerings, including investments in other private investment vehicles.

         As noted above, the Advisor manages multiple portfolios for multiple clients. The Advisor has responsibility for managing the investments of multiple accounts with a common investment strategy or several investment styles. Accordingly, client portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Advisor makes investment decisions for the Fund based on their respective investment objective, policies, practices, cash flows, tax and other relevant investment considerations. Consequently, the Adviser may purchase or sell securities for one client portfolio and not another client
         portfolio,   and  the  performance  of  securities
         purchased for one portfolio may vary from the performance of securities purchased for other portfolios. In addition, as described above, some of these other client account structures have fee structures, such as performance based fees, that differ (and may be higher than) the Fund. Accordingly, conflicts of interest may arise when the Advisor has a particular financial incentive, such as a performance-based fee or the reimbursement of overhead amounts, relating to an account.

         The Advisor has implemented policies and procedures intended to address conflicts of interest relating to the management of multiple accounts and the allocation of investment opportunities. All of the client accounts managed by the Advisor follow a fund-of-fund strategy and allocate client assets to private investment vehicles and outside portfolio managers. These investment opportunities are primary limited opportunities. The Advisor reviews investment decisions for the purpose of ensuring that all accounts with substantially similar investment objectives are treated equitably. The performance of similarly managed accounts is also regularly compared to determine whether there are any unexplained significant discrepancies. In addition, the Advisor's allocation procedures specify the factors that are taken into account in making allocation decisions. These areas are monitored by the Advisor's chief compliance officer.

 (a)(3)  COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBERS

         Compensation is a combination of a base salary plus a percentage of firm earnings (calculated by taking the percentage of the portfolio manager's ownership in the firm multiplied by net firm earnings). Firm earnings are based upon assets under management and pre-tax performance of all funds managed by the portfolio manager. A one-year period is used in evaluating the performance of the funds for the purposes of determining compensation. Performance of accounts managed by the portfolio manager other than the Fund is included in determining compensation.

(a)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

         The following table discloses the beneficial ownership of shares of the registrant by each Portfolio Manager as of March 31, 2007.


                                                    Dollar ($) Range
                           Name of Portfolio          of Fund Shares
                              Manager or              Beneficially
                              Team Member                Owned
                           ------------------       ----------------
                           Lenore Petteruti              $0
                           Damon Mezzacappa              $28.3M

(b) Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

  (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Mezzacappa Partners, LLC
                           -----------------------------------------------------

By (Signature and Title)*  /s/ Damon Mezzacappa
                           -----------------------------------------------------
                           Damon Mezzacappa, Chief Executive Officer
                           (principal executive officer)

Date   June 6, 2007
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Damon Mezzacappa
                           -----------------------------------------------------
                           Damon Mezzacappa, Chief Executive Officer
                           (principal executive officer)

Date   June 6, 2007
      --------------------------------------------------------------------------

By (Signature and Title)*  /s/ Christopher Nagle
                           -----------------------------------------------------
                           Christopher Nagle, Secretary/Treasurer
                           (principal financial officer)

Date   June 6, 2007
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.